Note 4 - Significant Accounting Policies - Property, Plant and Equipment Depreciation Rate (Details)	Dec. 31, 2017
Vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment	30.00%
Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment	20.00%
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	30.00%
Geological library [member]
Statement Line Items [Line Items]
Property, plant and equipment	20.00%
Field equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	20.00%
Mill Equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	7.00%